Consolidated Statements of Cash Flows - CAD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Operating Activities
Net loss for the year	$ (15,462,945)	$ (9,446,454)	$ (552,436)
Adjustments for non-cash items
Depreciation on right-of-use assets	2,640	0	0
Interest expenses and accretion	1,841	148,406	140,264
Amortization of transaction costs	0	56,512	13,284
Issuance of warrants for investor relations services	409,495	0	0
Issuance of warrants for claims settlement	979,294	0	0
Loss (gain) on change in fair value of derivative liabilities	246,460	(1,103,839)	(32,676)
Loss on shares-for-debt settlement	157,502	0	0
Stock-based compensation	2,630,249	8,035,506	0
Recovery of accounts payable	0	0	(10,740)
Foreign exchange gain	(812)	(14,000)	0
Total adjustments for non-cash items	(11,036,276)	(2,323,869)	(442,304)
Net change in non-cash working capital items
Sales tax receivable	112,967	(283,520)	(47)
Prepaids and deposits	66,645	(864,177)	(67,179)
Accounts payable and accrued liabilities	581,531	552,249	84,360
Due to related party	(23,658)	(179,655)	61,694
Cash Flows (used in) Operating Activities	(10,298,791)	(3,098,972)	(363,476)
Financing Activities
Proceeds from issuance of convertible debentures	0	0	805,000
Proceeds from issuance of shares on IPO	0	34,988,520	0
Share issuance costs	0	(2,995,448)	0
Proceeds received from loan	0	873,253	0
Repayment on loan	(201,532)	(679,617)	0
Proceeds from exercise of warrants	31,578	365,114	4,883
Payments made on lease deposit	(18,367)	0	0
Lease payments	(2,986)	0	0
Cash Flows provided by (used in) Financing Activities	(191,307)	32,551,822	809,883
Investing Activities
Payments for exploration and evaluation assets	(9,461,430)	(5,979,286)	(270,652)
Cash Flows (used by) Investing Activities	(9,461,430)	(5,979,286)	(270,652)
(Decrease) increase	(19,951,528)	23,473,564	175,755
Cash, beginning of year	23,792,408	318,844	143,089
Cash, end of year	3,840,880	23,792,408	318,844
Supplemental Information
Exploration and evaluation assets in accounts payable	$ 388,107	$ 485,089	$ 117,015